Revenues and Cost of Services - Breakdown of Revenue From Contracts With Customers Per Type of Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Transaction revenues	$ 637,053	$ 415,444	$ 241,814
Other revenues	13,298	3,481	2,306
Revenues from payment processing	650,351	418,925	244,120
Cost of services	(373,492)	(216,758)	(113,677)
Gross profit	$ 276,859	$ 202,167	$ 130,443